Vessels and Equipment, net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Depreciation and Amortization
Charge for the period	$ (7.3)	$ (6.5)	$ (14.6)	$ (11.9)
Net book value	838.4		838.4		$ 853.0
Machinery and Equipment
Cost
Beginning balance			888.6	437.8	437.8
Additions			0.0		450.8
Ending balance	888.6		888.6		888.6
Depreciation and Amortization
Beginning balance			(35.6)	$ (9.1)	(9.1)
Charge for the period			(14.6)		(26.5)
Ending balance	(50.2)		(50.2)		(35.6)
Net book value	$ 838.4		$ 838.4		$ 853.0